Collaboration and License Agreements - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) obligation target	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration revenue - related party		$ 0	$ 0	$ 38,592,000
Revenue performance obligation		0
License-related revenue		$ 30,000,000	2,687,000	87,570,000
Novartis Collaboration
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of targets | target		4
Number of targets purchased | target		3
Milestone payments, aggregate amount		$ 150,000,000
Collaboration revenue - related party	$ 38,592,000	0	0	38,592,000
Novartis Collaboration | Novartis Institutes for Biomedical Research, Inc. | Milestone Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestones payment		325,000,000
Novartis Collaboration | Novartis Institutes for Biomedical Research, Inc. | Sales Milestone Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestones payment		$ 200,000,000
GSK Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expiration period of GSK Agreement (in years)		10 years
Transaction price		$ 90,286,000
Revenue, number of performance obligations | obligation		3
GSK Agreement | License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License-related revenue		$ 30,000,000	2,687,000	87,570,000
GSK Agreement | Transition Services
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License-related revenue			733,000
GSK Agreement | Supply Services
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License-related revenue			$ 1,954,000	2,570,000
GSK Agreement | Transferred at Point in Time | License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment		85,000,000		85,000,000
License-related revenue				85,000,000
GSK Agreement | Transferred over Time | License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional payments to be received		4,524,000		4,314,000
GSK Agreement | Transferred over Time | Transition Services
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional payments to be received		762,000		$ 950,000
GSK Agreement | Clinical Milestone Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestones payment		60,000,000
GSK Agreement | Regulatory Milestone Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestones payment		155,000,000
GSK Agreement | Sales Milestone Payment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestones payment		$ 485,000,000